INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss before Provision for Income Taxes

Loss before provision for income taxes consisted of the following:

	Year ended December 31,
	2025	2024
United States	$(79,041,101)	$(34,515,754)
Foreign	(30,175)	—
Loss before provision for income taxes	$(79,071,276)	$(34,515,754)

Summary of Source Differences Between Income Taxes at Federal Statutory Rate and Provision for Income Taxes

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2025 and 2024, respectively, is as follows:

	Year Ended December 31,
	2025		2024
	Amount	Rate	Amount	Rate
Tax benefit at the statutory rate	$(16,604,968)	21.0%	$(7,249,161)	21.0%
Increase (decrease) in taxes resulting from:
Loss on debt issuance and extinguishment	5,665,190	(7.2%)	4,305,904	(12.5%)
Warrant revaluations	4,756,738	(6.0%)	(443,080)	1.3%
Change in valuation allowance	3,480,066	(4.4%)	3,624,829	(10.5%)
Research and development credits	75,234	(0.1%)	(100,311)	0.3%
Foreign tax effects	6,337	0.0%	—	0.0%
State and local income taxes, net of federal income tax effect	119	0.0%	119	0.0%
Deferred tax true-ups and other	2,621,284	(3.3%)	(138,300)	0.4%
Total income tax expense (benefit)	$—	0.0%	$—	0.0%

Schedule of Components of Company's Deferred Income Tax Assets and Liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$22,897,396	$16,979,615
Capitalized pre-business expenses	3,819,778	3,860,144
Research and development credits	1,235,627	1,310,860
Equity method investment	32,669	—
Stock-based compensation	438,028	1,019,432
Accrued expenses	143,978	219,423
Inventory reserve	—	282,905
Operating lease liability	—	57,817
Capitalized §174 research and development costs	980,189	1,966,559
Unrealized derivative gain/loss	—	34,368
Total deferred tax assets before valuation allowance	29,547,665	25,731,123
Less valuation allowance	(29,547,665)	(25,386,669)
Total deferred tax assets	—	344,454
Deferred tax liabilities
Fixed assets	—	(295,152)
Right-of-use assets	—	(49,302)
Total deferred tax liabilities	—	(344,454)
Net deferred tax asset (liability)	$—	$—

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2025	$436,954
Reductions for tax positions of prior years	(25,079)
Balance as of December 31, 2025	$411,875